ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended
Jun. 30, 2023
Organization And Principal Activities
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Natural Resources, Inc. (“CHNR” or the “Company”) is a British Virgin Islands (“BVI”) holding company incorporated in 1993. The address of the principal executive office is Room 2205, 22/F, West Tower, Shun Tak Centre, 168-200 Connaught Road Central, Sheung Wan, Hong Kong. The Company’s principal activity is investment holding. The Company’s subsidiaries (collectively with CHNR, the “Group”) are primarily involved in the exploration and mining and wastewater treatment businesses in the People’s Republic of China (“PRC”).

CHNR’s principal shareholder is Feishang Group Limited (“Feishang Group” or the “Shareholder”), a BVI corporation. Mr. Li Feilie is the controlling shareholder of Feishang Group. In the opinion of the directors of the Company (the “Directors”), the ultimate parent of CHNR is Laitan Investment Limited, a BVI corporation.